Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 7,608,149	$ 3,017,704	$ 5,304,097
Receivables	75,765	246,671	36,399
Prepaid expenses	114,717	135,767	123,272
Total current assets	7,798,631	3,400,142	5,463,768
Non-current assets
Restricted cash equivalents	34,500	34,500	34,500
Reclamation deposits	21,055	21,055	21,055
Right-of-use asset	18,430	50,023	0
Equipment	153,800	159,484	101,162
Mineral properties	31,806,594	23,782,885	3,643,720
Total assets	39,833,010	27,448,088	9,264,205
Current liabilities
Accounts payable and accrued liabilities	1,759,163	2,420,392	1,636,786
Lease liability	20,533	32,285	0
Total current liabilities	1,779,696	2,452,677	1,636,786
Non-current liabilities
Lease liability	0	20,533	0
Provision for closure and reclamation	695,257	266,790	265,239
Tax provision	0	0	8,121,918
Total liabilities	2,474,953	2,740,000	10,023,943
Equity (Deficiency)
Share capital	197,612,182	181,129,012	173,819,546
Reserves	24,852,022	24,058,336	23,413,830
Deficit	(185,106,147)	(180,479,260)	(197,993,114)
Total equity (deficiency)	37,358,057	24,708,088	(759,738)
Total liabilities and equity (deficiency)	$ 39,833,010	$ 27,448,088	$ 9,264,205